Insurance-related accounts - Summary of Insurance Related Accounts Measured at Fair Value (Detail) - At fair value [member] - Level 3 of fair value hierarchy [member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of fair value measurement of liabilities [line items]
Fair value and future insurance policy benefits and other and policyholders account in life insurance business	¥ 507,699	¥ 536,189	¥ 532,191
Future Insurance Policy Benefits [Member]
Disclosure of fair value measurement of liabilities [line items]
Fair value and future insurance policy benefits and other and policyholders account in life insurance business	37,382	42,309	64,045
Policyholders Account In The Life Insurance Business [Member]
Disclosure of fair value measurement of liabilities [line items]
Fair value and future insurance policy benefits and other and policyholders account in life insurance business	¥ 470,317	¥ 493,880	¥ 468,146